Inventories	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Inventories

D.9. Inventories

Inventories comprise the following:

	2017			2016			2015
(€ million)	Gross value	Write- down	Carrying amount	Gross value	Write- down	Carrying amount	Gross value	Write- down	Carrying amount
Raw materials	1,041	(79)	962	1,053	(104)	949	1,050	(90)	960

Work in process	4,348	(656)	3,692	4,512	(710)	3,802	4,043	(561)	3,482

Finished goods	2,340	(178)	2,162	2,341	(200)	2,141	2,282	(208)	2,074
Total	7,729	(913)	6,816	7,906	(1,014)	6,892	7,375	(859)	6,516

Write-downs include inventories of products on hand pending marketing approval.

Inventories pledged as security for liabilities amounted to €18 million as of December 31, 2017 (compared with €24 million as of December 31, 2016 and €25 million as of December 31, 2015).